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                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                              VA Separate Account-C

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31,2002

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE:COLUMBUS, OHIO

                                 FHL-474-12/02

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                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VA Separate Account-C.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                         /s/ Joseph J. Gasper, President
                         -------------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                                        5

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                        NATIONWIDE VA SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31,2002

Assets:
   Investments at fair value:

      Fidelity(R) VIP - Equity - Income Portfolio - Initial Class (FidVIPEI)
         3,946,901 shares (cost $93,451,191) ...............................   $   71,675,716

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         940,865 shares (cost $19,264,979) .................................       10,330,695

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         21,735,675 shares (cost $21,735,675) ..............................       21,735,675

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         5,315,706 shares (cost $76,365,980) ...............................       43,057,219

      One Group(R) IT Balanced Portfolio (OGBal)
         11,141,114 shares (cost $168,201,585) .............................      142,272,019

      One Group(R) IT Bond Portfolio (OGBond)
         7,413,007 shares (cost $78,950,496) ...............................       87,695,870

      One Group(R) IT Diversified Equity Portfolio (OGDivEq)
         5,786,190 shares (cost $90,644,446) ...............................       65,673,256

      One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
         2,303,156 shares (cost $35,701,696) ...............................       27,504,842

      One Group(R) IT Equity Index Portfolio (OGEqIndx)
         10,442,246 shares (cost $117,961,736) .............................       80,300,870

      One Group(R) IT Government Bond Portfolio (OGGvtBd)
         14,229,424 shares (cost $151,225,259) .............................      169,614,737

      One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
         13,444,218 shares (cost $281,491,485) .............................      132,022,217

      One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
         10,500,991 shares (cost $184,763,540) .............................      129,582,225

      One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
         4,361,353 shares (cost $51,462,586) ...............................       45,692,573
                                                                               --------------

         Total investments .................................................    1,027,157,914

   Accounts receivable .....................................................               --
                                                                               --------------
         Total assets ......................................................    1,027,157,914

Accounts payable ...........................................................           17,650
                                                                               --------------

Contract owners' equity (note 4) ...........................................   $1,027,140,264
                                                                               ==============

See accompanying notes to financial statements.

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                                        6

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NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        FidVIPEI      FidVIPOv     GVITMyMkt
                                                       -------------   -----------   ----------   -----------
   Reinvested dividends.............................   $   2,570,132     1,685,987      111,809       281,066
   Mortality and expense risk charges (note 2)......     (14,699,190)   (1,181,804)    (173,448)     (304,702)
                                                       -------------   -----------   ----------   -----------
      Net investment income (loss)..................     (12,129,058)      504,183      (61,639)      (23,636)
                                                       -------------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold............     149,715,393    19,414,648    2,672,610    23,246,584
   Cost of mutual fund shares sold..................    (172,719,785)  (20,535,003)  (4,072,940)  (23,246,584)
                                                       -------------   -----------   ----------   -----------
      Realized gain (loss) on investments...........     (23,004,392)   (1,120,355)  (1,400,330)           --
   Change in unrealized gain (loss)
      on investments................................    (162,271,660)  (20,261,441)  (1,640,708)           --
                                                       -------------   -----------   ----------   -----------
      Net gain (loss) on investments................    (185,276,052)  (21,381,796)  (3,041,038)           --
                                                       -------------   -----------   ----------   -----------
   Reinvested capital gains.........................       5,766,930     2,294,815           --            --
                                                       -------------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(191,638,180)  (18,582,798)  (3,102,677)      (23,636)
                                                       =============   ===========   ==========   ===========

Investment activity:                                    GVITTotRt       OGBal        OGBond       OGDivEq
                                                       -----------   -----------   ----------   -----------
   Reinvested dividends.............................       448,939         9,271       13,727            --
   Mortality and expense risk charges (note 2)......      (717,249)   (2,142,852)  (1,000,130)     (858,512)
                                                       -----------   -----------   ----------   -----------
      Net investment income (loss)..................      (268,310)   (2,133,581)    (986,403)     (858,512)
                                                       -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold............    11,599,457    25,176,747    2,935,957     1,875,336
   Cost of mutual fund shares sold..................   (20,790,642)  (26,123,720)  (2,623,624)   (2,982,176)
                                                       -----------   -----------   ----------   -----------
      Realized gain (loss) on investments...........    (9,191,185)     (946,973)     312,333    (1,106,840)
   Change in unrealized gain (loss)
      on investments................................    (1,837,386)  (20,880,697)   6,749,528   (17,042,129)
                                                       -----------   -----------   ----------   -----------
      Net gain (loss) on investments................   (11,028,571)  (21,827,670)   7,061,861   (18,148,969)
                                                       -----------   -----------   ----------   -----------
   Reinvested capital gains.........................            --       254,040      270,888            --
                                                       -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (11,296,881)  (23,707,211)   6,346,346   (19,007,481)
                                                       ===========   ===========   ==========   ===========

Investment activity:                                   OGDivMidCap     OGEqIndx      OGGvtBd     OGLgCapGr
                                                       -----------   -----------   ----------   -----------
   Reinvested dividends.............................   $        --            --       19,333            --
   Mortality and expense risk charges (note 2)......      (396,393)   (1,143,853)  (1,953,910)   (2,182,757)
                                                       -----------   -----------   ----------   -----------
      Net investment income (loss)..................      (396,393)   (1,143,853)  (1,934,577)   (2,182,757)
                                                       -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold............     2,370,297     8,735,915    7,003,711    24,252,967
   Cost of mutual fund shares sold..................    (2,934,323)  (10,882,110)  (6,432,061)  (32,133,172)
                                                       -----------   -----------   ----------   -----------
      Realized gain (loss) on investments...........      (564,026)   (2,146,195)     571,650    (7,880,205)
   Change in unrealized gain (loss)
      on investments................................    (5,480,762)  (20,745,992)  16,564,155   (51,583,487)
                                                       -----------   -----------   ----------   -----------
      Net gain (loss) on investments................    (6,044,788)  (22,892,187)  17,135,805   (59,463,692)
                                                       -----------   -----------   ----------   -----------
   Reinvested capital gains.........................            --            --           --            --
                                                       -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(6,441,181)  (24,036,040)  15,201,228   (61,646,449)
                                                       ===========   ===========   ==========   ===========

Investment activity:                                   OGMidCapGr    OGMidCapV
                                                       -----------   ----------
   Reinvested dividends.............................            --           --
   Mortality and expense risk charges (note 2)......    (2,008,192)    (635,388)
                                                       -----------   ----------
      Net investment income (loss)..................    (2,008,192)    (635,388)
                                                       -----------   ----------

   Proceeds from mutual fund shares sold............    17,192,649    3,238,515
   Cost of mutual fund shares sold..................   (16,968,364)  (2,995,066)
                                                       -----------   ----------
      Realized gain (loss) on investments...........       224,285      243,449
   Change in unrealized gain (loss)
      on investments................................   (36,133,740)  (9,979,001)
                                                       -----------   ----------
      Net gain (loss) on investments................   (35,909,455)  (9,735,552)
                                                       -----------   ----------
   Reinvested capital gains.........................            --    2,947,187
                                                       -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (37,917,647)  (7,423,753)
                                                       ===========   ==========

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
Years Ended December 31, 2002 and 2001

                                                         Total                       FidVIPEI
                                            ------------------------------   -------------------------
Investment activity:                             2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss)..........   $  (12,129,058)      5,279,659       504,183       556,425
   Realized gain (loss) on investments...      (23,004,392)      6,838,180    (1,120,355)    2,220,577
   Change in unrealized gain (loss)
      on investments.....................     (162,271,660)   (216,937,294)  (20,261,441)  (16,616,891)
   Reinvested capital gains..............        5,766,930      77,619,273     2,294,815     5,861,284
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (191,638,180)   (127,200,182)  (18,582,798)   (7,978,605)
                                            --------------   -------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........      159,360,249     231,283,853       573,748     1,206,235
   Transfers between funds...............               --              --    (4,438,380)   (1,284,495)
   Redemptions (note 3)..................     (171,692,258)   (121,216,283)  (13,549,469)  (11,698,309)
   Annuity benefits......................          (50,789)         (2,684)      (17,934)       (1,972)
   Contingent deferred sales charges
      (note 2)...........................       (2,626,814)     (2,386,843)     (134,859)     (188,457)
   Adjustments to maintain reserves......          (24,373)       (106,098)          476       (20,555)
                                            --------------   -------------   -----------   -----------
         Net equity transactions.........      (15,033,985)    107,571,945   (17,566,418)  (11,987,553)
                                            --------------   -------------   -----------   -----------

Net change in contract owners'equity.....     (206,672,165)    (19,628,237)  (36,149,216)  (19,966,158)
Contract owners' equity beginning
   of period.............................    1,233,812,429   1,253,440,666   107,817,873   127,784,031
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period....   $1,027,140,264   1,233,812,429    71,668,657   107,817,873
                                            ==============   =============   ===========   ===========

CHANGES IN UNITS:
   Beginning units.......................       76,471,446      66,184,298     4,811,251     5,350,442
                                            --------------   -------------   -----------   -----------
   Units purchased.......................       11,364,909      17,068,724        30,007        55,228
   Units redeemed........................      (10,205,069)     (6,781,576)     (940,771)     (594,419)
                                            --------------   -------------   -----------   -----------
   Ending units..........................       77,631,286      76,471,446     3,900,487     4,811,251
                                            ==============   =============   ===========   ===========

                                                   FidVIPOv                   GVITMyMkt
                                            -----------------------   ------------------------
Investment activity:                           2002         2001          2002         2001
                                            ----------   ----------   -----------   ----------
   Net investment income (loss)..........      (61,639)     800,129       (23,636)     512,668
   Realized gain (loss) on investments...   (1,400,330)    (483,245)           --           --
   Change in unrealized gain (loss)
      on investments.....................   (1,640,708)  (6,809,383)           --           --
   Reinvested capital gains..............           --    1,648,896            --           --
                                            ----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................   (3,102,677)  (4,843,603)      (23,636)     512,668
                                            ----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........      115,485      234,571       695,165    1,038,064
   Transfers between funds...............     (550,436)    (870,854)    9,044,163   17,533,115
   Redemptions (note 3)..................   (1,754,784)  (1,517,423)  (15,950,347)  (8,806,197)
   Annuity benefits......................       (8,713)          --            --           --
   Contingent deferred sales charges
      (note 2)...........................      (20,488)     (27,983)     (212,826)    (159,012)
   Adjustments to maintain reserves......          917      (12,205)      (10,556)        (591)
                                            ----------   ----------   -----------   ----------
         Net equity transactions.........   (2,218,019)  (2,193,894)   (6,434,401)   9,605,379
                                            ----------   ----------   -----------   ----------

Net change in contract owners'equity        (5,320,696)  (7,037,497)   (6,458,037)  10,118,047
Contract owners' equity beginning
   of period.............................   15,650,024   22,687,521    28,193,478   18,075,431
                                            ----------   ----------   -----------   ----------
Contract owners' equity end of period....   10,329,328   15,650,024    21,735,441   28,193,478
                                            ==========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units.......................    1,255,812    1,416,869     2,150,857    1,409,976
                                            ----------   ----------   -----------   ----------
   Units purchased.......................       10,718       17,542       769,840      979,193
   Units redeemed........................     (213,941)    (178,599)   (1,260,787)    (238,312)
                                            ----------   ----------   -----------   ----------
   Ending units..........................    1,052,589    1,255,812     1,659,910    2,150,857
                                            ==========   ==========   ===========   ==========

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NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        GVITTotRt                     OGBal
                                                -------------------------   -------------------------
Investment activity:                                2002         2001           2002          2001
                                                -----------   -----------   -----------   -----------
   Net investment income (loss) .............   $  (268,310)     (395,387)   (2,133,581)    2,406,365
   Realized gain (loss) on investments ......    (9,191,185)   (3,130,590)     (946,973)    2,702,243
   Change in unrealized gain (loss)
      on investments ........................    (1,837,386)   (9,391,881)  (20,880,697)  (16,016,524)
   Reinvested capital gains .................            --     1,935,292       254,040       747,188
                                                -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   (11,296,881)  (10,982,566)  (23,707,211)  (10,160,728)
                                                -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       745,334     1,500,805     8,142,958    15,134,794
   Transfers between funds ..................    (3,355,439)   (2,543,054)   (2,986,959)   (2,488,095)
   Redemptions (note 3) .....................    (7,747,366)   (7,058,950)  (25,039,431)  (19,501,596)
   Annuity benefits .........................       (12,089)           --            --            --
   Contingent deferred sales charges
      (note 2) ..............................       (83,465)     (114,510)     (366,532)     (387,026)
   Adjustments to maintain reserves .........           (44)      (14,048)       (6,333)       (3,543)
                                                -----------   -----------   -----------   -----------
         Net equity transactions ............   (10,453,069)   (8,229,757)  (20,256,297)   (7,245,466)
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity .......   (21,749,950)  (19,212,323)  (43,963,508)  (17,406,194)
Contract owners' equity beginning
   of period ................................    64,805,122    84,017,445   186,264,126   203,670,320
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period .......   $43,055,172    64,805,122   142,300,618   186,264,126
                                                ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................     3,269,537     3,689,323     9,913,836    10,316,643
                                                -----------   -----------   -----------   -----------
   Units purchased ..........................        43,711        77,768       501,651       889,350
   Units redeemed ...........................      (651,142)     (497,554)   (1,726,579)   (1,292,157)
                                                -----------   -----------   -----------   -----------
   Ending units .............................     2,662,106     3,269,537     8,688,908     9,913,836
                                                ===========   ===========   ===========   ===========

                                                         OGBond                     OGDivEq
                                                ------------------------   ------------------------
Investment activity:                                2002         2001         2002          2001
                                                -----------   ----------   -----------   ----------
   Net investment income (loss) .............      (986,403)   2,947,865      (858,512)    (446,965)
   Realized gain (loss) on investments ......       312,333      228,474    (1,106,840)    (278,927)
   Change in unrealized gain (loss)
      on investments ........................     6,749,528      630,616   (17,042,129)  (5,560,258)
   Reinvested capital gains .................       270,888           --            --           --
                                                -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     6,346,346    3,806,955   (19,007,481)  (6,286,150)
                                                -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    30,409,516   32,552,190    21,802,084   32,986,851
   Transfers between funds ..................    (3,120,182)  (2,738,956)    4,380,926    2,672,318
   Redemptions (note 3) .....................   (11,284,668)  (5,669,028)   (8,412,886)  (4,677,051)
   Annuity benefits .........................            --           --            --           --
   Contingent deferred sales charges
      (note 2) ..............................      (191,768)    (105,845)     (167,083)    (114,390)
   Adjustments to maintain reserves .........           295          504        (1,012)      (3,740)
                                                -----------   ----------   -----------   ----------
         Net equity transactions ............    15,813,193   24,038,865    17,602,029   30,863,988
                                                -----------   ----------   -----------   ----------

Net change in contract owners' equity .......    22,159,539   27,845,820    (1,405,452)  24,577,838
Contract owners'equity beginning
   of period ................................    65,536,874   37,691,054    67,074,465   42,496,627
                                                -----------   ----------   -----------   ----------
Contract owners' equity end of period .......    87,696,413   65,536,874    65,669,013   67,074,465
                                                ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     5,487,493    3,393,492     7,618,158    4,257,854
                                                -----------   ----------   -----------   ----------
   Units purchased ..........................     1,686,780    2,523,841     2,854,054    3,749,937
   Units redeemed ...........................      (410,303)    (429,840)     (558,277)    (389,633)
                                                -----------   ----------   -----------   ----------
   Ending units .............................     6,763,970    5,487,493     9,913,935    7,618,158
                                                ===========   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OGDivMidCap                   OGEqIndx
                                                ------------------------   -------------------------
Investment activity:                               2002          2001          2002         2001
                                                -----------   ----------   -----------   -----------
   Net investment income (loss)..............   $  (396,393)    (282,352)   (1,143,853)     (383,924)
   Realized gain (loss) on investments.......      (564,026)     (49,226)   (2,146,195)      (97,909)
   Change in unrealized gain (loss)
      on investments.........................    (5,480,762)  (4,244,376)  (20,745,992)  (12,775,697)
   Reinvested capital gains..................            --    3,450,503            --            --
                                                -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..........................    (6,441,181)  (1,125,451)  (24,036,040)  (13,257,530)
                                                -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...............     7,589,630   13,948,632    16,653,753    26,371,898
   Transfers between funds...................    (1,226,694)    (958,907)    1,492,739     1,009,765
   Redemptions (note 3)......................    (3,834,851)  (2,174,879)  (10,682,883)   (7,540,511)
   Annuity benefits..........................            --           --       (10,882)           --
   Contingent deferred sales charges
      (note 2)...............................       (84,709)     (60,910)     (203,080)     (175,544)
   Adjustments to maintain reserves..........        (3,169)      (9,192)       (5,263)       (8,196)
                                                -----------   ----------   -----------   -----------
         Net equity transactions.............     2,440,207   10,744,744     7,244,384    19,657,412
                                                -----------   ----------   -----------   -----------

Net change in contract owners' equity........    (4,000,974)   9,619,293   (16,791,656)    6,399,882
Contract owners' equity beginning
   of period.................................    31,499,830   21,880,537    97,089,394    90,689,512
                                                -----------   ----------   -----------   -----------
Contract owners' equity end of period........   $27,498,856   31,499,830    80,297,738    97,089,394
                                                ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units...........................     2,590,038    1,704,014     9,575,988     7,735,534
                                                -----------   ----------   -----------   -----------
   Units purchased...........................       275,982    1,048,566     1,066,628     2,237,851
   Units redeemed............................       (78,864)    (162,542)     (288,383)     (397,397)
                                                -----------   ----------   -----------   -----------
   Ending units..............................     2,787,156    2,590,038    10,354,233     9,575,988
                                                ===========   ==========   ===========   ===========

                                                         OGGvtBd                    OGLgCapGr
                                                -------------------------   -------------------------
Investment activity:                               2002           2001          2002          2001
                                                -----------   -----------   -----------   -----------
   Net investment income (loss)..............    (1,934,577)    5,209,989    (2,182,757)   (3,103,726)
   Realized gain (loss) on investments.......       571,650       279,358    (7,880,205)    3,557,028
   Change in unrealized gain (loss)
      on investments.........................    16,564,155       461,833   (51,583,487)  (93,337,096)
   Reinvested capital gains..................            --            --            --    32,107,536
                                                -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..........................    15,201,228     5,951,180   (61,646,449)  (60,776,258)
                                                -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...............    31,508,250    33,973,461    11,153,911    22,879,760
   Transfers between funds...................    17,562,228     8,934,977    (8,885,484)  (10,166,129)
   Redemptions (note 3)......................   (24,418,766)  (12,082,083)  (22,532,390)  (22,181,382)
   Annuity benefits..........................        (1,171)         (712)           --            --
   Contingent deferred sales charges
      (note 2)...............................      (402,637)     (213,109)     (322,233)     (442,869)
   Adjustments to maintain reserves..........         7,808        (9,176)       (1,422)       (9,364)
                                                -----------   -----------   -----------   -----------
         Net equity transactions.............    24,255,712    30,603,358   (20,587,618)   (9,919,984)
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity........    39,456,940    36,554,538   (82,234,067)  (70,696,242)
Contract owners' equity beginning
   of period.................................   130,157,531    93,602,993   214,248,302   284,944,544
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period........   169,614,471   130,157,531   132,014,235   214,248,302
                                                ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units...........................     8,667,671     6,585,647    10,953,265    11,461,571
                                                -----------   -----------   -----------   -----------
   Units purchased...........................     2,033,466     2,539,470       766,367     1,228,372
   Units redeemed............................      (507,157)     (457,446)   (2,158,670)   (1,736,678)
                                                -----------   -----------   -----------   -----------
   Ending units..............................    10,193,980     8,667,671     9,560,962    10,953,265
                                                ===========   ===========   ===========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         OGMidCapGr                 OGMidCapV
                                                --------------------------   -----------------------
Investment activity:                                2002           2001         2002         2001
                                                ------------   -----------   ----------   ----------
   Net investment income (loss) .............   $ (2,008,192)   (2,282,219)    (635,388)    (259,209)
   Realized gain (loss) on investments ......        224,285     1,641,182      243,449      249,215
   Change in unrealized gain (loss)
      on investments ........................    (36,133,740)  (52,060,067)  (9,979,001)  (1,217,570)
   Reinvested capital gains .................             --    29,222,978    2,947,187    2,645,596
                                                ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (37,917,647)  (23,478,126)  (7,423,753)   1,418,032
                                                ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     15,125,888    27,100,650   14,844,527   22,355,942
   Transfers between funds ..................     (4,864,428)   (3,706,794)  (3,052,054)  (5,392,891)
   Redemptions (note 3) .....................    (20,335,661)  (14,863,515)  (6,148,756)  (3,445,359)
   Annuity benefits .........................             --            --           --           --
   Contingent deferred sales charges
      (note 2) ..............................       (307,016)     (309,033)    (130,118)     (88,155)
   Adjustments to maintain reserves .........         (1,238)      (11,594)      (4,832)      (4,398)
                                                ------------   -----------   ----------   ----------
         Net equity transactions ............    (10,382,455)    8,209,714    5,508,767   13,425,139
                                                ------------   -----------   ----------   ----------

Net change in contract owners' equity .......    (48,300,102)  (15,268,412)  (1,914,986)  14,843,171
Contract owners' equity beginning
   of period ................................    177,872,470   193,140,882   47,602,940   32,759,769
                                                ------------   -----------   ----------   ----------
Contract owners' equity end of period .......   $129,572,368   177,872,470   45,687,954   47,602,940
                                                ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      6,588,288     6,308,188    3,589,252    2,554,745
                                                ------------   -----------   ----------   ----------
   Units purchased ..........................        750,973       393,992      574,732    1,327,614
   Units redeemed ...........................     (1,251,139)     (113,892)    (159,056)    (293,107)
                                                ------------   -----------   ----------   ----------
   Ending units .............................      6,088,122     6,588,288    4,004,928    3,589,252
                                                ============   ===========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                            December 31,2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                  (FidVIPOv)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

               Funds of The One Group(R)Investment Trust (One Group(R)IT);
                  One Group(R) IT Balanced Portfolio (OGBal) (formerly One
                     Group - Asset Allocation Fund)
                  One Group(R) IT Bond Portfolio (OGBond)
                  One Group(R) IT Diversified Equity Portfolio (OGDivEq)
                  One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap) One Group(R) IT Equity Index Portfolio (OGEqIndx) (formerly
                     One Group - Equity Index Fund)
                  One Group(R) IT Government Bond Portfolio (OGGvtBd)
                     (formerly One Group - Government Bond Fund)
                  One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
                     (formerly One Group - Large Company Growth Fund))
                  One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
                     (formerly One Group - Growth Opportunities Fund)
                  One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered.This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $123,909,026 and $154,304,012, respectively, and total transfers from the Account to the fixed account were $48,593,510 and $18,588,652, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2002.

                                                 Contract                                              Investment
                                                  Expense                  Unit         Contract         Income       Total
                                                   Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ----------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
          2002 ...............................     1.30%     3,900,487   $18.333686    $ 71,510,304       1.88%      -18.03%
          2001 ...............................     1.30%     4,811,251    22.370000     107,607,203       1.77%       -6.20%
          2000 ...............................     1.30%     5,350,442    23.843779     127,574,757       1.65%        7.02%
          1999 ...............................     1.30%     5,945,562    22.280043     132,467,377       1.43%        4.95%
          1998 ...............................     1.30%     5,625,877    21.229680     119,435,568       1.20%       10.18%

     Fidelity(R)VIP - Overseas Portfolio - Initial Class
          2002 ...............................     1.30%     1,052,589     9.732257      10,244,067       0.86%      -21.32%
          2001 ...............................     1.30%     1,255,812    12.369011      15,533,152       5.48%      -22.20%
          2000 ...............................     1.30%     1,416,870    15.898290      22,525,810       1.55%      -20.16%
          1999 ...............................     1.30%     1,418,346    19.911517      28,241,420       1.24%       40.77%
          1998 ...............................     1.30%     1,344,297    14.144224      19,014,038       1.73%       11.29%

     Gartmore GVIT Money Market Fund - Class I
          2002 ...............................     1.30%     1,659,910    13.094349      21,735,441       1.13%       -0.10%
          2001 ...............................     1.30%     2,150,857    13.108020      28,193,477       3.64%        2.25%
          2000 ...............................     1.30%     1,409,975    12.819682      18,075,431       4.96%        4.66%
          1999 ...............................     1.30%     1,590,430    12.249399      19,481,812       4.06%        3.49%
          1998 ...............................     1.30%       822,056    11.836880       9,730,578       5.19%        3.90%

     Gartmore GVIT Total Return Fund - Class I
          2002 ...............................     1.30%     2,662,106    16.129988      42,939,738       0.83%      -18.43%
          2001 ...............................     1.30%     3,269,537    19.774203      64,652,488       0.73%      -12.97%
          2000 ...............................     1.30%     3,689,323    22.721959      83,828,646       0.64%       -3.39%
          1999 ...............................     1.30%     3,934,051    23.518255      92,522,015       0.67%        5.55%
          1998 ...............................     1.30%     3,589,203    22.281011      79,971,072       1.08%       16.54%

     One Group(R) IT Balanced Portfolio
          2002 ...............................     1.30%     8,688,908    16.377273     142,300,618       0.01%      -12.83%
          2001 ...............................     1.30%     9,913,836    18.788301     186,264,135       2.53%       -4.83%
          2000 ...............................     1.30%    10,316,643    19.741918     203,670,320       2.97%        0.34%
          1999 ...............................     1.30%     9,319,175    19.675211     183,356,734       2.61%        6.79%
          1998 ...............................     1.30%     5,490,245    18.423578     101,149,957       2.64%       17.54%
        Initial Funding by Depositor
          1998 ...............................       --         97,500    19.509120       1,902,139       2.64%       19.09%

     One Group(R) IT Bond Portfolio
          2002 ...............................     1.30%     6,763,970    12.965228      87,696,413       0.02%        8.56%
          2001 ...............................     1.30%     5,487,493    11.942953      65,536,871       7.11%        7.53%
          2000 ...............................     1.30%     3,393,492    11.106864      37,691,054       6.93%       10.75%
          1999 ...............................     1.30%       527,721    10.028902       5,292,462       2.95%        0.29% 9/1/99

     One Group(R) IT Diversified Equity Portfolio
          2002 ...............................     1.30%     9,913,935     6.623910      65,669,013       0.00%      -24.77%
          2001 ...............................     1.30%     7,618,158     8.804552      67,074,468       0.51%      -11.78%
          2000 ...............................     1.30%     4,257,854     9.980762      42,496,627       0.47%       -5.60%
          1999 ...............................     1.30%       634,909    10.572360       6,712,487       0.21%        5.72% 9/1/99

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                              Investment
                                                   Expense                   Unit         Contract        Income       Total
                                                    Rate*      Units      Fair Value   Owners' Equity      Ratio**   Return***
                                                  --------   ----------   ----------   --------------   ----------   ---------
     One Group(R) IT Diversified Mid Cap Portfolio
          2002 ................................     1.30%     2,787,156     9.866278      27,498,856       0.00%      -18.88%
          2001 ................................     1.30%     2,590,038    12.161916      31,499,825       0.25%       -5.29%
          2000 ................................     1.30%     1,704,013    12.840593      21,880,537       0.39%       17.90%
          1999 ................................     1.30%       256,836    10.890908       2,797,177       0.27%        8.91% 9/1/99

     One Group(R) IT Equity Index Portfolio
          2002 ................................     1.30%    10,354,233     7.745389      80,197,562       0.00%      -23.49%
          2001 ................................     1.30%     9,575,988    10.123309      96,940,686       0.88%      -13.48%
          2000 ................................     1.30%     7,735,534    11.701041      90,513,800       1.13%      -10.65%
          1999 ................................     1.30%     4,127,917    13.095858      54,058,615       1.56%       19.54%
          1998 ................................     1.30%       998,546    10.955610      10,939,681       1.02%        9.56% 5/1/98
        Initial Funding by Depositor
          1998 ................................       --        250,000    11.051791       2,762,948       1.02%       10.52% 5/1/98

     One Group(R) IT Government Bond Portfolio
          2002 ................................     1.30%    10,193,980    16.637997     169,607,409       0.01%       10.80%
          2001 ................................     1.30%     8,667,671    15.016436     130,157,527       6.01%        5.65%
          2000 ................................     1.30%     6,585,647    14.213181      93,602,993       6.08%       10.55%
          1999 ................................     1.30%     4,913,504    12.856498      63,170,454       5.64%       -2.60%
          1998 ................................     1.30%     2,670,734    13.199019      35,251,069       5.39%        5.93%
        Initial Funding by Depositor
          1998 ................................       --        500,000    13.977022       6,988,511       5.39%        7.32%

     One Group(R) IT Large Cap Growth Portfolio

          2002 ................................     1.30%     9,560,962    13.807631     132,014,235       0.00%      -29.41%
          2001 ................................     1.30%    10,953,265    19.560223     214,248,306       0.00%      -21.32%
          2000 ................................     1.30%    11,461,570    24.860865     284,944,544       0.00%      -23.95%
          1999 ................................     1.30%    10,080,320    32.691561     329,541,396       0.15%       27.59%
          1998 ................................     1.30%     7,573,274    25.623274     194,052,075       0.31%       39.43%
        Initial Funding by Depositor
          1998 ................................       --        300,000    27.132525       8,139,758       0.31%       41.27%

     One Group(R) IT Mid Cap Growth Portfolio
          2002 ................................     1.30%     6,088,122    21.282814     129,572,368       0.00%      -21.17%
          2001 ................................     1.30%     6,588,288    26.998285     177,872,477       0.00%      -11.82%
          2000 ................................     1.30%     6,308,189    30.617485     193,140,882       0.00%        4.42%
          1999 ................................     1.30%     4,765,508    29.321738     139,732,977       0.00%       23.79%
          1998 ................................     1.30%     3,909,581    23.685874      92,601,843       0.00%       37.02%
        Initial Funding by Depositor
          1998 ................................       --          2,500    25.081612          62,704       0.00%       38.82%

     One Group(R) IT Mid Cap Value Portfolio
          2002 ................................     1.30%     4,004,928    11.407934      45,687,954       0.00%      -13.98%
          2001 ................................     1.30%     3,589,252    13.262635      47,602,939       0.69%        3.43%
          2000 ................................     1.30%     2,554,744    12.823112      32,759,768       1.07%       26.26%
          1999 ................................     1.30%       397,678    10.156152       4,038,878       0.47%        1.56% 9/1/99
                                                                                         -----------

                                                                     Contract
                                                                  Owners' Equity
                                                                  --------------

     2002 Reserves for annuity contracts in payout phase: .....          466,286
                                                                  --------------

     2002 Contract owners' equity .............................   $1,027,140,264
                                                                  ==============

     2001 Reserves for annuity contracts in payout phase: .....          628,875
                                                                  --------------

     2001 Contract owners' equity .............................   $1,233,812,429
                                                                  ==============

     2000 Reserves for annuity contracts in payout phase: .....          735,497
                                                                  --------------

     2000 Contract owners' equity .............................   $1,253,440,666
                                                                  ==============

     1999 Contract owners' equity .............................   $1,061,413,808
                                                                  ==============

     1998 Contract owners' equity .............................   $  682,001,942
                                                                  ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

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                                       19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                  --------------
                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R)is a registered federal service mark of Nationwide Mutual Insurance Company